Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
EQUITY AWARDS GRANT POLICY
As discussed above, the Organization and Compensation Committee reviews our executive compensation at its regularly scheduled meeting in December of each year and then recommends to the board of directors to approve annual equity grants for our executives in December of each year. The Organization and Compensation Committee has also delegated certain limited authority to a committee comprised of management representatives to grant equity awards under our stock incentive plan to employees who are not executive officers or directors of the Company. Historically, we have granted equity awards to non-executive employees in December of each year in connection with annual performance reviews. In addition to the annual grants, equity awards may be granted at other times during the year to new hires, employees receiving promotions, and in other circumstances. We do not have any policy or practice to grant or determine the terms of equity awards in coordination with release of material non-public information.

Award Timing Method	As discussed above, the Organization and Compensation Committee reviews our executive compensation at its regularly scheduled meeting in December of each year and then recommends to the board of directors to approve annual equity grants for our executives in December of each year. The Organization and Compensation Committee has also delegated certain limited authority to a committee comprised of management representatives to grant equity awards under our stock incentive plan to employees who are not executive officers or directors of the Company. Historically, we have granted equity awards to non-executive employees in December of each year in connection with annual performance reviews. In addition to the annual grants, equity awards may be granted at other times during the year to new hires, employees receiving promotions, and in other circumstances.
Award Timing Predetermined	true
Award Timing, How MNPI Considered	We do not have any policy or practice to grant or determine the terms of equity awards in coordination with release of material non-public information.